UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 53.3%

Security	Shares	Value
Argentina — 4.0%
Banco Macro SA, Class B ADR	8,200	$347,024
BBVA Banco Frances SA ADR	9,200	118,680
Grupo Financiero Galicia SA, Class B ADR	18,900	304,668
Pampa Energia SA ADR(1)	11,300	116,503
Petrobras Energia SA ADR(1)	16,900	113,737
Telecom Argentina SA ADR	18,900	413,721
YPF SA ADR	18,400	650,992

		$2,065,325

Botswana — 2.9%
Barclays Bank of Botswana, Ltd.	343,800	$176,073
Botswana Insurance Holdings, Ltd.	259,400	325,480
Engen Botswana, Ltd.	177,211	201,932
First National Bank of Botswana	710,000	276,125
Letshego Holdings, Ltd.	1,188,500	335,378
Sechaba Breweries, Ltd.	84,100	225,526

		$1,540,514

China — 0.7%
Tencent Holdings, Ltd.	23,500	$381,337

		$381,337

Colombia — 3.6%
Almacenes Exito SA	9,650	$155,799
Banco Davivienda SA, PFC Shares	4,600	77,895
Bancolombia SA, PFC Shares	19,500	301,320
Cementos Argos SA	18,300	107,260
Corporacion Financiera Colombiana SA	3,600	74,043
Ecopetrol SA	226,100	383,109
Grupo Argos SA	18,900	229,409
Grupo Aval Acciones y Valores SA, PFC Shares	68,700	50,882
Grupo de Inversiones Suramericana	15,500	345,225
Interconexion Electrica SA	17,700	87,050
ISAGEN SA ESP	38,000	65,704

		$1,877,696

Egypt — 2.6%
Commercial International Bank	111,000	$655,494
Egypt Kuwait Holding Co.(1)	55,966	58,330
El Sewedy Cables Holding Co.	16,000	80,802
Ghabbour Auto(1)	18,000	79,180
Global Telecom Holding SAE(1)	327,000	235,249
Sidi Kerir Petrochemicals Co.	29,000	75,803
Talaat Moustafa Group	131,000	173,768

		$1,358,626

Jordan — 2.1%
Al Eqbal Co. for Investment PLC	6,091	$111,458
Arab Pesticides & Veterinary Drugs Manufacturing Co.	48,320	149,639
Bank of Jordan	24,153	88,044
Cairo Amman Bank	28,147	114,742
Jordan Petroleum Refinery	29,896	199,564
Jordan Phosphate Mines(1)	12,013	120,681
Jordanian Electric Power Co.	30,000	119,530
Royal Jordanian Airlines(1)	176,552	108,628
United Cable Industries Co.	118,581	89,088

		$1,101,374

Security	Shares	Value
Kazakhstan — 4.4%
Halyk Savings Bank of Kazakhstan JSC GDR(2)	35,500	$365,650
KazMunaiGas Exploration Production GDR(2)	86,009	1,535,261
Kcell JSC GDR(2)	25,700	392,065

		$2,292,976

Kenya — 2.1%
Co-operative Bank of Kenya, Ltd. (The)	334,833	$72,780
East African Breweries, Ltd.	33,604	113,633
Equity Bank, Ltd.	522,800	274,224
Kenya Airways, Ltd.(1)	383,378	44,784
Kenya Commercial Bank, Ltd.	359,000	225,860
Kenya Electricity Generating Co., Ltd.	637,525	67,492
Kenya Power & Lighting, Ltd.	313,400	46,542
Safaricom, Ltd.	1,648,917	231,326

		$1,076,641

Latvia — 1.6%
Grindeks(1)	18,290	$166,505
Olainfarm	61,700	628,563
SAF Tehnika(1)	28,900	61,112

		$856,180

Mauritius — 2.9%
Alteo, Ltd.	52,987	$60,098
ENL Land, Ltd.	38,911	62,559
Gamma Civic, Ltd.	108,186	172,916
Harel Mallac & Co., Ltd.	31,500	124,236
MCB Group, Ltd.	18,408	129,873
New Mauritius Hotels, Ltd.	82,230	237,067
Omnicane, Ltd.	22,009	64,279
Phoenix Beverages, Ltd.	8,063	52,827
Rogers & Co., Ltd.	33,715	221,225
State Bank of Mauritius, Ltd.	5,094,606	178,957
Terra Mauricia, Ltd.	90,156	107,774
Vivo Energy Mauritius, Ltd.	23,359	105,149

		$1,516,960

Peru — 3.3%
Cia de Minas Buenaventura SA ADR	18,772	$219,820
Credicorp, Ltd.	6,534	966,509
Southern Copper Corp.	16,300	535,618

		$1,721,947

Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	41,400	$52,213
ABS-CBN Holdings Corp. PDR	87,100	75,880
Alliance Global Group, Inc.	85,700	51,474
Bank of the Philippine Islands	6,149	13,394
BDO Unibank, Inc.	6,800	14,103
Globe Telecom, Inc.	1,375	54,819
Metro Pacific Investments Corp.	202,000	23,150
Metropolitan Bank & Trust Co.	12,000	23,598
Philex Mining Corp.	282,100	81,017
Philippine Long Distance Telephone Co.	850	59,854
Universal Robina Corp.	19,000	70,385

		$519,887

Qatar — 0.4%
Ooredoo Q.S.C.	6,200	$217,193

		$217,193

Romania — 2.9%
Banca Transilvania(1)	574,000	$312,331
BRD-Group Societe Generale(1)	96,500	262,516
Electrica SA(1)	40,000	133,073

Security	Shares	Value
Electrica SA GDR(1)(3)	10,000	$136,600
Societatea Nationala de Gaze Naturale ROMGAZ SA	45,000	461,131
Transgaz SA Medias	3,400	214,723

		$1,520,374

Serbia — 5.6%
Aerodrom Nikola Tesla AD Beograd(1)	29,500	$213,633
Energoprojekt Holding AD Beograd	62,500	573,884
Gosa AD Montaza Velika Plana(1)	1,378	38,225
Imlek AD(1)	12,266	562,736
Metalac AD(1)	4,700	121,949
Naftna Industrija Srbije	138,158	1,431,438

		$2,941,865

Singapore — 2.1%
Interra Resources, Ltd.(1)	1,714,000	$500,562
Yoma Strategic Holdings, Ltd.	1,042,000	574,640

		$1,075,202

Spain — 0.1%
Cemex Latam Holdings SA(1)	8,000	$78,860

		$78,860

Sri Lanka — 2.7%
Access Engineering PLC	295,300	$57,544
Aitken Spence Hotel Holdings PLC, Class H	194,200	124,315
Commercial Bank of Ceylon PLC	81,867	91,104
Dialog Axiata PLC	2,681,400	224,307
Distilleries Co. of Sri Lanka PLC	100,000	155,821
Hatton National Bank PLC	66,000	86,161
John Keells Holdings PLC	146,800	266,754
Lanka Hospital Corp. PLC	158,500	58,167
Lanka IOC PLC	154,654	46,341
Sampath Bank PLC	57,000	93,584
Tokyo Cement Co. (Lanka) PLC	557,100	188,044

		$1,392,142

Thailand — 1.3%
PTT Exploration & Production PCL(4)	48,450	$244,090
Toyo-Thai Corp. PCL(4)	430,600	446,617

		$690,707

Vietnam — 7.0%
Bank for Foreign Trade of Vietnam JSC	152,415	$183,711
Bank for Investment & Development of Vietnam(1)	61,700	44,322
Bao Viet Holdings	37,500	74,492
Electronics Communications Technology Investment Development Corp.	65,930	46,610
Everpia Vietnam JSC	7,270	9,479
FPT Corp.	69,937	166,490
Gemadept Corp.	40,700	66,835
HAGL JSC	112,600	134,590
Hoa Phat Group JSC	39,337	106,350
Hoa Sen Group	24,740	50,529
Imexpharm Pharmaceutical JSC	28,280	86,745
Kinh Bac City Development Share Holding Corp.(1)	102,600	50,695
Masan Group Corp.(1)	111,600	467,363
Nam Long Investment Corp.	110,000	92,953
National Seed JSC	5	18
Ocean Group JSC	36,600	18,473
PetroVietnam Drilling and Well Services JSC	65,630	293,695
PetroVietnam Fertilizer & Chemical JSC	83,750	119,842
PetroVietnam Gas JSC	42,500	226,200
PetroVietnam Technical Services JSC	104,000	165,034
Pha Lai Thermal Power JSC	70,400	72,605
Post and Telecommunication JSC	24,100	15,494

Security	Shares	Value
Refrigeration Electrical Engineering Corp.	100,000	$129,245
Saigon - Hanoi Commercial Joint Stock Bank	161,300	67,012
Saigon Securities, Inc.	105,000	125,795
Saigon Thuong Tin Commercial JSB	199,900	185,755
Tan Tao Investment Industry Co.(1)	261,100	95,859
Traphaco JSC	18,690	65,230
Vietnam Construction and Import-Export JSC	84,800	52,484
Vietnam Joint Stock Commercial Bank for Industry and Trade	49,000	33,902
Vingroup JSC(1)	100,170	348,746
Vinh Son - Song Hinh Hydropower JSC	60,700	41,804

		$3,638,357

Total Common Stocks (identified cost $27,054,869)		$27,864,163

Investment Funds — 2.0%

Security	Shares	Value
Romania — 2.0%
Fondul Proprietatea SA	4,119,600	$1,040,006

Total Investment Funds (identified cost $1,019,491)		$1,040,006

Short-Term Investments — 39.0%

U.S. Treasury Obligations — 14.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/21/14	$7,500	$7,499,948

Total U.S. Treasury Obligations (identified cost $7,499,875)		$7,499,948

Other — 24.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$12,878	$12,878,018

Total Other (identified cost $12,878,018)		$12,878,018

Total Short-Term Investments (identified cost $20,377,893)		$20,377,966

Total Investments — 94.3% (identified cost $48,452,253)		$49,282,135

Other Assets, Less Liabilities — 5.7%		$2,990,893

Net Assets — 100.0%		$52,273,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $2,292,976 or 4.4% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $136,600 or 0.3% of the Portfolio’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $16,409.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.1%	$8,425,185
Energy	12.5	6,546,758
Industrials	6.3	3,288,170
Materials	3.9	2,062,872
Consumer Staples	3.9	2,038,223
Telecommunication Services	3.5	1,828,534
Utilities	2.3	1,177,382
Health Care	1.9	1,005,210
Consumer Discretionary	1.6	820,786
Information Technology	1.3	671,043

Total Common Stocks	53.3%	$27,864,163
Investment Funds	2.0	1,040,006
Short-Term Investments - U.S. Treasury Obligations	14.4	7,499,948
Other	24.6	12,878,018

Total Investments	94.3%	$49,282,135

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/14	South Korean Won 6,608,221,000	United States Dollar 6,439,506	Bank of America	$10,337	$—	$10,337
8/4/14	United States Dollar 6,455,232	South Korean Won 6,608,221,000	Bank of America	—	(26,063)	(26,063)
8/12/14	Malaysian Ringgit 4,419,000	United States Dollar 1,389,317	JPMorgan Chase Bank	9,047	—	9,047
8/12/14	Malaysian Ringgit 3,029,000	United States Dollar 939,167	JPMorgan Chase Bank	—	(6,938)	(6,938)
8/12/14	United States Dollar 2,281,024	Malaysian Ringgit 7,448,000	JPMorgan Chase Bank	45,350	—	45,350

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/13/14	United States Dollar 157,642	New Taiwan Dollar 4,719,000	Bank of America	$—	$(401)	$(401)
8/13/14	United States Dollar 2,343,947	New Taiwan Dollar 70,302,000	Standard Chartered Bank	—	(1,439)	(1,439)
8/21/14	Indian Rupee 12,636,000	United States Dollar 209,517	JPMorgan Chase Bank	1,925	—	1,925
8/21/14	United States Dollar 3,723,088	Indian Rupee 220,727,000	JPMorgan Chase Bank	—	(96,846)	(96,846)
9/4/14	United States Dollar 6,428,543	South Korean Won 6,608,221,000	Bank of America	—	(39,467)	(39,467)
10/3/14	Thai Baht 58,279,600	United States Dollar 1,791,840	Standard Chartered Bank	—	(18,058)	(18,058)
10/3/14	United States Dollar 1,036,321	Thai Baht 32,955,000	Standard Chartered Bank	—	(12,889)	(12,889)
10/7/14	United States Dollar 4,542,460	Mexican Peso 59,244,030	JPMorgan Chase Bank	—	(81,821)	(81,821)

				$66,659	$(283,922)	$(217,263)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
8/14	58 H-Shares Index	Long	$4,126,954	$4,127,438	$484
8/14	26 Hang Seng Index	Long	4,063,896	4,130,883	66,987
8/14	221 SGX CNX Nifty Index	Long	3,455,895	3,403,010	(52,885)
8/14	40 TAIEX Futures Index	Long	2,508,078	2,460,136	(47,942)
9/14	131 Mexican Bolsa IPC Index	Long	4,216,514	4,352,430	135,916
9/14	125 SET50 Index	Short	(760,484)	(773,437)	(12,953)

					$89,607

CNX	-	Credit Rating Information Services of India Limited

SET	-	Stock Exchange of Thailand

SGX	-	Singapore Exchange Limited

TAIEX	-	Taiwan Stock Exchange Capitalization Weighted Stock Index

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	KRW	6,568,283	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	9/12/14	$216,926

						$216,926

KRW	-	South Korean Won

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$203,387	$(113,780)
Equity Price	Swap contracts	216,926	—

Total		$420,313	$(113,780)

Foreign Exchange	Forward foreign currency exchange contracts	$66,659	$(283,922)

Total		$66,659	$(283,922)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,452,253

Gross unrealized appreciation	$1,810,139
Gross unrealized depreciation	(980,257)

Net unrealized appreciation	$829,882

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$1,947,521	$8,043,087		$—	$9,990,608
Developed Europe	78,860	—		—	78,860
Emerging Europe	307,898	5,010,521		—	5,318,419
Latin America	5,664,968	—		—	5,664,968
Middle East/Africa	111,458	6,699,850		—	6,811,308
Total Common Stocks	$8,110,705	$19,753,458	*	$—	$27,864,163
Investment Funds	$—	$1,040,006		$—	$1,040,006
Short-Term Investments
U.S. Treasury Obligations	—	7,499,948		—	7,499,948
Other	—	12,878,018		—	12,878,018
Total Investments	$8,110,705	$41,171,430		$—	$49,282,135
Forward Foreign Currency Exchange Contracts	$—	$66,659		$—	$66,659
Futures Contracts	135,916	67,471		—	203,387
Swaps Contracts	—	216,926		—	216,926
Total	$8,246,621	$41,522,486		$—	$49,769,107

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(283,922)	$—	$(283,922)
Futures Contracts	—	(113,780)	—	(113,780)
Total	$—	$(397,702)	$—	$(397,702)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014